Capital and Reserves - Summary of Movement of Share Capital And Share Premium (Detail) - EUR (€) € / shares in Units, € in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Number of shares outstanding, Opening		260,633,072	211,161,261
Reverse stock split, Shares		(332,660,967)
Number of shares outstanding, Closing		17,942,171	260,633,072
Price Per Share		€ 2.4
Share Capital, Opening		€ 55,243	€ 50,352
Other Movement In Share Capital			5
Share Capital, Closing		66,260	55,243
Share premium, Opening		531,113	481,615
Increase Decrease Through Other Movements In Share Premium			(449)
Share premium, Closing		€ 7,443	€ 531,113
Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares	375,000
January 2025 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares		16,189
Price Per Share		€ 0.12
Stock option plan execution in share capital		€ 2
Increase Decrease Through Stock Option Plan Execution In Share Premium		41
January 2025 | Class A Ordinary Shares [Member] | ATM [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares		739,742
Price Per Share		€ 0.12
Share capital increase		€ 89
Share premium increase		€ 314
February 2025 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares		574,272
Price Per Share		€ 0.12
Stock option plan execution in share capital		€ 69
Increase Decrease Through Stock Option Plan Execution In Share Premium		903
February 2025 | Class A Ordinary Shares [Member] | Private Placement [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares		26,707,142
Price Per Share		€ 0.12
Share capital increase		€ 3,205
Share premium increase		€ 6,204
March 2025 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares		197,136
Price Per Share		€ 0.12
Stock option plan execution in share capital		€ 24
Increase Decrease Through Stock Option Plan Execution In Share Premium		463
April 2025 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares		309,899
Price Per Share		€ 0.12
Stock option plan execution in share capital		€ 37
Increase Decrease Through Stock Option Plan Execution In Share Premium		1,490
May 2025 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares		16,170
Price Per Share		€ 0.12
Stock option plan execution in share capital		€ 2
Increase Decrease Through Stock Option Plan Execution In Share Premium		28
June 2025
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Increase (decrease) through offset share premium and accumulated deficit share premium		(542,972)
June 2025 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares		757,242
Price Per Share		€ 0.12
Stock option plan execution in share capital		€ 91
Increase Decrease Through Stock Option Plan Execution In Share Premium		199
June 2025 | Class A Ordinary Shares [Member] | Private Placement [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares		22,458,944
Price Per Share		€ 0.12
Share capital increase		€ 2,695
Share premium increase		€ 2,194
June 2025 | Class A Ordinary Shares [Member] | Equity Private Placement SETT [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares		37,759,630
Price Per Share		€ 0.12
Share capital increase		€ 4,531
Share premium increase		€ 3,825
August 2025 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares		87,265
Price Per Share		€ 2.4
Stock option plan execution in share capital		€ 209
Increase Decrease Through Stock Option Plan Execution In Share Premium		2,582
September 2025 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares		2,346
Price Per Share		€ 2.4
Stock option plan execution in share capital		€ 6
Increase Decrease Through Stock Option Plan Execution In Share Premium		233
October 2025 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares		2,673
Price Per Share		€ 2.4
Stock option plan execution in share capital		€ 6
Increase Decrease Through Stock Option Plan Execution In Share Premium		223
November 2025 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares		18,102
Price Per Share		€ 2.4
Stock option plan execution in share capital		€ 43
Increase Decrease Through Stock Option Plan Execution In Share Premium		519
November 2025 | Class B Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Change Cass B shares into Class A shares and Class C shares, Shares		320,000
Stock option plan execution in share capital		€ 0
December 2025 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares		3,314
Price Per Share		€ 2.4
Stock option plan execution in share capital		€ 8
Increase Decrease Through Stock Option Plan Execution In Share Premium		84
January 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			219,240
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 26
Increase Decrease Through Stock Option Plan Execution In Share Premium			151
February 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			234,625
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 28
Increase Decrease Through Stock Option Plan Execution In Share Premium			923
March 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			622,615
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 75
Increase Decrease Through Stock Option Plan Execution In Share Premium			1,312
March 2024 | Class B Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Change Cass B shares into Class A shares and Class C shares, Shares			3,750,000
April 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			684,537
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 82
Increase Decrease Through Stock Option Plan Execution In Share Premium			4,816
May 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			100,708
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 12
Increase Decrease Through Stock Option Plan Execution In Share Premium			400
June 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			548,207
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 66
Increase Decrease Through Stock Option Plan Execution In Share Premium			657
July 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			39,520
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 5
Increase Decrease Through Stock Option Plan Execution In Share Premium			229
July 2024 | Class A Ordinary Shares [Member] | Ares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Payment in share, Shares			380,208
Price Per Share			€ 0.12
Payment in share			€ 45
Payment in share, Share premium			€ 410
August 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			116,765
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 14
Increase Decrease Through Stock Option Plan Execution In Share Premium			1,094
August 2024 | Class A Ordinary Shares [Member] | Private Placement [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares			36,334,277
Price Per Share			€ 0.12
Share capital increase			€ 4,360
Share premium increase			€ 37,045
September 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			128,256
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 15
Increase Decrease Through Stock Option Plan Execution In Share Premium			325
October 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			56,770
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 7
Increase Decrease Through Stock Option Plan Execution In Share Premium			293
November 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			333,118
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 40
Increase Decrease Through Stock Option Plan Execution In Share Premium			1,431
December 2024 | Class A Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Stock option plan execution, Shares			847,571
Price Per Share			€ 0.12
Stock option plan execution in share capital			€ 102
Increase Decrease Through Stock Option Plan Execution In Share Premium			827
December 2024 | Class A Ordinary Shares [Member] | ATM [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Share capital increase, Shares			75,394
Price Per Share			€ 0.12
Share capital increase			€ 9
Share premium increase			€ 34
December 2024 | Class B Ordinary Shares [Member]
Disclosure of Movement of Share Capital And Share Premium [Line Items]
Change Cass B shares into Class A shares and Class C shares, Shares			5,000,000